Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Chartering commission	1.25%
Charge fee	$ 200
Tsakos Shipping and Trading S.A. | Handysize tanker Delphi and the suezmax tanker Triathlon
Related Party Transaction [Line Items]
Brokerage commission amount	$ 215
Brokerage commission	0.50%
Tsakos Shipping and Trading S.A. | Euro and Eurovision
Related Party Transaction [Line Items]
Brokerage commission amount		$ 605
Brokerage commission		0.50%
Tsakos Shipping and Trading S.A. | DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for new buildings		$ 200
Company affiliated with a non executive member of the Board of Directors
Related Party Transaction [Line Items]
Brokerage commission revenue	$ 300